JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

January 5, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (“Trust”) on behalf of The Funds listed on Appendix A

File Nos. 811-21295 & 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class C Shares Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 100 (Amendment No. 101 under the 1940 Act) filed electronically on December 22, 2009, to the Trust’s Registration Statements on Form N-1A.

If you have any questions or comments, please call the undersigned at (212) 648-2085.

Sincerely,

/s/ John T. Fitzgerald

John T. Fitzgerald

Assistant Secretary

Appendix A

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund